United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2022, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	16.5%
Mexico	16.0%
Colombia	5.1%
South Africa	4.1%
Ghana	4.1%
Nigeria	3.9%
Oman	3.5%
Peru	2.7%
Argentina	2.6%
Saudi Arabia	2.6%
Egypt	2.4%
Angola	2.3%
Ecuador	2.3%
Indonesia	2.3%
Dominican Republic	2.1%
China	1.9%
Turkey	1.9%
Bahrain	1.6%
Ivory Coast	1.6%
Chile	1.5%
Ukraine	1.4%
Senegal	1.4%
Morocco	1.4%
Poland	1.4%
Other[2]	12.7%
Cash Equivalents[3]	0.7%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[5,6]	0.0%
TOTAL	100%
Semi-Annual Shareholder Report
1

This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.
2
For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation of “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5
Less than 0.1%
6
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—64.2%
		Banking—0.9%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$194,990
200,000	[1,2]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	20,000
		TOTAL	214,990
		Chemicals & Plastics—0.9%
200,000	[3]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 12/2/2022	200,000
		Oil & Gas—2.0%
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	53,750
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	38,961
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	174,759
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	190,166
		TOTAL	457,636
		Sovereign—56.5%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	186,220
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	188,564
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	174,996
355,503	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	103,807
571,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	155,274
500,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	140,830
22,899	[1,2]	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	6,068
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	208,524
200,000	[1,2]	Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	28,250
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	$160,626
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,055,237
$250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	249,505
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	138,715
100,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	100,052
50,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	41,372
179,024	[4]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	98,554
213,500	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	116,868
100,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	55,051
150,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2040	82,577
225,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	143,732
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	165,412
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	81,596
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	156,733
EGP 3,000,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	153,365
$300,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	114,003
45,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	32,800
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	169,500
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	102,520
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	124,844
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	$150,000
IDR 4,600,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	334,869
$200,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	199,160
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	94,796
$96,571		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	90,755
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	194,000
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	180,300
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	18,400
MXN 10,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	513,865
47,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	2,172,684
$200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	158,618
200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	178,200
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	171,900
BRL 400,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2023	85,994
$200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	205,644
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	196,945
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	201,832
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	148,771
PEN 1,150,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	277,051
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	316,496
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
RUB 42,800,000	[1,2,5]	Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	$42,630
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	166,540
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	164,360
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	155,100
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	189,800
COP 1,500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.000%, 6/30/2032	309,556
$200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	172,487
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	78,500
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 5/31/2040	120,858
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	84,874
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	196,799
1,500,000	[1,2]	Venezuela, Government of, 8.250%, 10/13/2024	127,500
		TOTAL	13,234,879
		State/Provincial—0.9%
200,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	171,108
100,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	38,375
		TOTAL	209,483
		Telecommunications & Cellular—0.8%
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	194,025
		Transportation—0.3%
200,000	[1,2]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	67,500
		Utilities—1.9%
200,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	197,210
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	191,900
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$200,000	[1,2]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2026	$70,400
		TOTAL	459,510
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,853,968)	15,038,023
		CORPORATE BONDS—35.1%
		Automotive—0.4%
100,000		Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.100%, 9/15/2028	86,101
		Banking—5.9%
200,000	[3]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	174,977
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	183,208
200,000	[1,2]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	17,000
150,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	134,445
200,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	197,750
200,000	[3]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	185,965
100,000	[3]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	87,150
200,000	[3]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.375%, 10/14/2030	201,623
200,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	166,546
200,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	1,368,664
		Building Materials—0.9%
200,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	208,242
		Chemicals & Plastics—1.5%
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	149,468
200,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	206,380
		TOTAL	355,848
		Finance—2.0%
150,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	137,339
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Finance—continued
$200,000	Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	$165,756
200,000	Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	170,892
	TOTAL	473,987
	Financial Intermediaries—0.7%
200,000	Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	167,880
	Food Products—1.6%
200,000	Arcos Dorados BV, Sr. Unsecd. Note, 144A, 6.125%, 5/27/2029	196,866
200,000	JBS Finance Luxemboug S.a.r.l., Sr. Unsecd. Note, REGS, 3.625%, 1/15/2032	169,709
	TOTAL	366,575
	Industrial Products & Equipment—0.7%
200,000	San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	175,400
	Metals & Mining—1.5%
200,000	CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	196,357
200,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	162,149
	TOTAL	358,506
	Oil & Gas—9.1%
200,000	Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	178,369
100,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	93,439
191,908	Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	163,841
191,600	Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	186,810
200,000	Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	199,735
200,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	178,596
200,000	Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	185,642
180,614	Mv24 Captial Bv, Term Loan—1st Lien, REGS, 6.748%, 6/1/2034	165,559
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$200,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	$185,673
100,000	Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	85,687
189,809	Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	184,781
200,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	155,891
300,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	164,920
	TOTAL	2,128,943
	Rail Industry—0.2%
43,000	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	44,819
	Real Estate—2.8%
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	203,410
200,000	Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	197,285
200,000	KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	52,700
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	199,980
	TOTAL	653,375
	Retailers—0.4%
100,000	Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	88,195
	Telecommunications & Cellular—3.8%
200,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	190,440
101,500	Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	76,944
200,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	194,559
50,000	IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	45,712
200,000	Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	192,077
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	199,334
	TOTAL	899,066
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation—1.0%
$250,000	Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	$226,096
	Utilities—2.6%
199,620	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	206,980
150,000	Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	105,426
100,000	Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	105,682
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	187,213
	TOTAL	605,301
	TOTAL CORPORATE BONDS (IDENTIFIED COST $9,487,065)	8,206,998
	INVESTMENT COMPANY—0.7%
164,398	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[6] (IDENTIFIED COST $164,349)	164,349
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $30,505,382)[7]	23,409,370
	OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	10,460
	TOTAL NET ASSETS—100%	$23,419,830
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 10 Year Long Bond, Long Futures	15	$1,791,797	September 2022	$3,600
[1]United States Treasury Notes Long Bond, Long Futures	11	$1,533,813	September 2022	$750
Short Futures:
[1]United States Treasury Notes 5 Year Long Bond, Short Futures	4	$451,812	September 2022	$(1,384)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,966
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following open swap contracts:
Counter party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2022[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citibank	Republic of Brazil	Sell	1.00%	6/20/2027	2.26%	$(100,000)	$(5,549)	$(5,650)	$101
Morgan Stanley	Republic of Chile	Sell	1.00%	6/20/2027	0.87%	$(100,000)	$613	$(93)	$706
Barclays	Republic of Colombia	Sell	1.00%	6/20/2027	2.14%	$(300,000)	$(14,991)	$(20,344)	$5,353
Morgan Stanley	Republic of Peru	Sell	1.00%	6/20/2027	1.06%	$(300,000)	$(817)	$(2,569)	$1,752
Barclays	Republic of Turkey	Sell	1.00%	6/20/2027	7.67%	$(400,000)	$(94,186)	$(70,394)	$(23,792)
Barclays	United Mexican States	Sell	1.00%	6/20/2027	1.26%	$(300,000)	$(3,590)	$(1,318)	$(2,272)
Goldman Sachs	United Mexican States	Sell	1.00%	6/20/2027	1.26%	$(200,000)	$(2,394)	$(3,680)	$1,286
TOTAL CREDIT DEFAULT SWAPS							$(120,914)	$(104,048)	$(16,866)
At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/9/2022	Bank of America	$14,625	18,700 CAD	$(159)
6/9/2022	Citibank	$14,625	18,678 CAD	$(141)
6/14/2022	Bank of America	6,100,000 ARS	$49,393	$358
6/14/2022	BNP Paribas	12,165,000 ARS	$100,000	$(784)
6/15/2022	Bank of America	1,643,370,000 COP	$407,963	$27,109
6/15/2022	Citibank	9,490,000 CNY	$1,485,059	$(59,984)
6/15/2022	Citibank	2,048,800 MXN	$100,025	$3,750
6/15/2022	Credit Agricole	111,470,000 HUF	$356,927	$(56,003)
6/15/2022	Morgan Stanley	57,700,000 HUF	$159,724	$(3,958)
6/15/2022	Morgan Stanley	5,950,000 ZAR	$373,809	$5,760
7/5/2022	JPMorgan	475,600 BRL	$100,251	$(1,201)
7/5/2022	JPMorgan	498,240 BRL	$99,996	$3,770
7/5/2022	JPMorgan	512,960 BRL	$100,068	$6,763
7/7/2022	Bank of America	81,768,000 CLP	$99,627	$(1,069)
7/7/2022	BNP Paribas	79,100,000 CLP	$99,896	$(4,553)
7/7/2022	Citibank	82,570,000 CLP	$100,330	$(805)
7/7/2022	Citibank	86,590,000 CLP	$99,940	$4,431
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/12/2022	Credit Agricole	53,994 GBP	$70,331	$(2,274)
7/19/2022	Citibank	3,343,250 THB	$98,011	$(167)
8/10/2022	BNY Mellon	1,464,300,000 IDR	$98,874	$1,399
8/24/2022	Citibank	1,469,500,000 IDR	$99,846	$718
8/24/2022	Credit Agricole	7,838,950 INR	$100,002	$112
Contracts Sold:
6/9/2022	Bank of America	$29,250	37,508 CAD	$403
6/15/2022	Bank of America	1,527,500 PLN	$354,519	$(2,482)
6/15/2022	Barclays	111,470,000 HUF	$324,591	$23,668
6/15/2022	BNP Paribas	9,490,000 CNY	$1,478,035	$52,959
6/15/2022	BNY Mellon	504,000 EUR	$555,646	$14,124
6/15/2022	Citibank	1,247,490,000 COP	$320,335	$(9,931)
6/15/2022	Morgan Stanley	2,051,200 MXN	$99,981	$(3,915)
6/15/2022	State Street	395,880,000 COP	$99,563	$(5,244)
6/15/2022	State Street	43,565,550 MXN	$2,050,378	$(156,271)
7/5/2022	JPMorgan	720,420 BRL	$150,182	$144
7/5/2022	JPMorgan	500,760 BRL	$99,868	$(4,423)
7/5/2022	Morgan Stanley	7,582,240 BRL	$1,557,792	$(21,327)
7/7/2022	State Street	85,667,000 CLP	$100,027	$(3,232)
7/12/2022	JPMorgan	$25,000	35,183 AUD	$265
7/19/2022	Credit Agricole	3,343,250 THB	$99,834	$1,991
7/21/2022	Bank of America	5,300,000 PHP	$99,928	$(1,128)
7/26/2022	Bank of America	379,500 PEN	$99,937	$(1,620)
7/26/2022	BNP Paribas	379,380 PEN	$99,246	$(2,278)
7/26/2022	Morgan Stanley	376,950 PEN	$98,999	$(1,875)
8/10/2022	BNP Paribas	1,464,300,000 IDR	$99,866	$(406)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(197,506)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2021	$358,310
Purchases at Cost	15,307,859
Proceeds from Sales	(15,501,499)
Change in Unrealized Appreciation/Depreciation	—
Net Realized Gain/(Loss)	(321)
Value as of 5/31/2022	$164,349
Shares Held as of 5/31/2022	164,398
Dividend Income	$185
Gain Distributions Received	$116
1
Non-income-producing security.
2
Issuer in default.
3
Perpetual Bond Security. The maturity date reflects the next call date.
4
Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
6
7-day net yield.
7
The cost of investments for federal tax purposes amounts to $30,281,317.
8
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$14,995,393	$42,630[1]	$15,038,023
Corporate Bonds	—	8,186,998	20,000[1]	8,206,998
Investment Company	164,349	—	—	164,349
TOTAL SECURITIES	$164,349	$23,182,391	$62,630	$23,409,370
Other Financial Instruments:
Assets
Futures Contracts	$4,350	$—	$—	$4,350
Foreign Exchange Contracts	—	147,724	—	147,724
Swap Contracts	—	613	—	613
Liabilities
Futures Contracts	(1,384)	—	—	(1,384)
Foreign Exchange Contracts	—	(345,230)	—	(345,230)
Swap Contracts	—	(121,527)	—	(121,527)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,966	$(318,420)	$—	$(315,454)
1
Includes a $950,082 in securities transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
THB	—Thai Baht
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.41	$8.85	$8.56	$7.91	$8.72	$8.00
Income From Investment Operations:
Net investment income	0.22[1]	0.44[1]	0.47	0.54	0.48[1]	0.60[1]
Net realized and unrealized gain (loss)	(1.19)	(0.60)	0.02	0.33	(1.00)	0.37
TOTAL FROM INVESTMENT OPERATIONS	(0.97)	(0.16)	0.49	0.87	(0.52)	0.97
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.20)	(0.22)	(0.29)	(0.25)
Net Asset Value, End of Period	$7.28	$8.41	$8.85	$8.56	$7.91	$8.72
Total Return[2]	(11.69)%	(1.96)%	5.83%	11.23%	(6.06)%	12.22%
Ratios to Average Net Assets:
Net expenses[3]	1.18%[4]	1.18%	1.18%[5]	1.18%[5]	1.20%[5]	1.20%[5]
Net investment income	5.52%[4]	5.01%	5.51%	6.13%	5.72%	6.98%
Expense waiver/reimbursement[6]	1.20%[4]	1.01%	1.16%	0.91%	0.83%	0.92%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,706	$28,558	$24,294	$26,993	$27,267	$34,085
Portfolio turnover[7]	48%	74%	69%	91%	140%	123%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 1.18%, 1.20% and 1.20% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.35	$8.80	$8.50	$7.86	$8.67	$7.96
Income From Investment Operations:
Net investment income	0.19[1]	0.39[1]	0.45	0.49	0.42[1]	0.54[1]
Net realized and unrealized gain (loss)	(1.18)	(0.63)	(0.02)	0.31	(1.00)	0.36
TOTAL FROM INVESTMENT OPERATIONS	(0.99)	(0.24)	0.43	0.80	(0.58)	0.90
Less Distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.13)	(0.16)	(0.23)	(0.19)
Net Asset Value, End of Period	$7.23	$8.35	$8.80	$8.50	$7.86	$8.67
Total Return[2]	(11.99)%	(2.79)%	5.20%	10.34%	(6.81)%	11.32%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%[5]	1.93%[5]	1.95%[5]	1.95%[5]
Net investment income	4.82%[4]	4.51%	4.93%	5.56%	5.08%	6.42%
Expense waiver/reimbursement[6]	1.25%[4]	1.05%	1.15%	0.91%	0.81%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$383	$501	$1,394	$2,207	$3,331	$6,669
Portfolio turnover[7]	48%	74%	69%	91%	140%	123%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.93%, 1.95% and 1.95% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.42	$8.87	$8.57	$7.92	$8.74	$8.01
Income From Investment Operations:
Net investment income	0.23[1]	0.46[1]	0.49	0.56	0.50[1]	0.61[1]
Net realized and unrealized gain (loss)	(1.19)	(0.61)	0.03	0.33	(1.01)	0.39
TOTAL FROM INVESTMENT OPERATIONS	(0.96)	(0.15)	0.52	0.89	(0.51)	1.00
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.22)	(0.24)	(0.31)	(0.27)
Net Asset Value, End of Period	$7.29	$8.42	$8.87	$8.57	$7.92	$8.74
Total Return[2]	(11.57)%	(1.81)%	6.21%	11.49%	(5.92)%	12.62%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%[5]	0.93%[5]	0.95%[5]	0.96%[5]
Net investment income	5.81%[4]	5.22%	5.81%	6.40%	5.99%	7.05%
Expense waiver/reimbursement[6]	1.25%[4]	1.01%	1.15%	0.91%	0.82%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,330	$10,464	$7,653	$9,256	$9,417	$15,457
Portfolio turnover[7]	48%	74%	69%	91%	140%	123%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.95% and 0.96% for the years ended November 30, 2020, 2019, 2018, and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $164,349 of investment in an affiliated holding* (identified cost $30,505,382)		$23,409,370
Cash denominated in foreign currencies (identified cost $14,786)		15,672
Due from broker (Note 2)		64,180
Income receivable		415,920
Receivable for investments sold		403,260
Unrealized appreciation on foreign exchange contracts		147,724
Receivable for shares sold		4,366
Receivable for periodic payments from swap contracts		3,400
Swaps, at value (net premium received of $93)		613
TOTAL ASSETS		24,464,505
Liabilities:
Payable for investments purchased	$400,000
Unrealized depreciation on foreign exchange contracts	345,230
Swaps, at value (net premium received of $103,955)	121,527
Payable for shares redeemed	15,757
Payable for portfolio accounting fees	81,616
Payable for variation margin on futures contracts	25,344
Payable for investment adviser fee (Note 5)	3,656
Payable for other service fees (Notes 2 and 5)	2,320
Payable for administrative fee (Note 5)	418
Payable for distribution services fee (Note 5)	242
Accrued expenses (Note 5)	48,565
TOTAL LIABILITIES		1,044,675
Net assets for 3,215,490 shares outstanding		$23,419,830
Net Assets Consists of:
Paid-in capital		$43,087,817
Total distributable earnings (loss)		(19,667,987)
TOTAL NET ASSETS		$23,419,830
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($14,706,242 ÷ 2,019,998 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$7.28
Offering price per share (100/95.50 of $7.28)	$7.62
Redemption proceeds per share	$7.28
Class C Shares:
Net asset value per share ($383,319 ÷ 53,016 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$7.23
Offering price per share	$7.23
Redemption proceeds per share (99.00/100 of $7.23)	$7.16
Institutional Shares:
Net asset value per share ($8,330,269 ÷ 1,142,476 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$7.29
Offering price per share	$7.29
Redemption proceeds per share	$7.29
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $8,359)			$1,078,625
Dividends (including $185 received from an affiliated holding*)			3,150
TOTAL INCOME			1,081,775
Expenses:
Investment adviser fee (Note 5)		$136,953
Administrative fee (Note 5)		13,947
Custodian fees		20,683
Transfer agent fees		19,561
Directors’/Trustees’ fees (Note 5)		1,271
Auditing fees		18,100
Legal fees		4,177
Distribution services fee (Note 5)		1,640
Other service fees (Notes 2 and 5)		28,344
Portfolio accounting fees		83,562
Share registration costs		23,933
Printing and postage		11,079
Miscellaneous (Note 5)		13,015
TOTAL EXPENSES		376,265
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(136,953)
Reimbursement of other operating expenses (Notes 5)	(58,680)
TOTAL WAIVER AND REIMBURSEMENTS		(195,633)
Net expenses			180,632
Net investment income			$901,143
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(321) on sales of investments in an affiliated holding*) and foreign currency transactions	$(2,230,755)
Net realized loss on foreign exchange contracts	(89,044)
Net realized loss on futures contracts	(127,862)
Net realized gain on written options	1,401
Net realized loss on swap contracts	(10,364)
Realized gain distribution from affiliated investment company shares*	116
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(2,380,535)
Net change in unrealized appreciation of foreign exchange contracts	(244,927)
Net change in unrealized appreciation of futures contracts	(10,214)
Net change in unrealized depreciation of swaps	(3,072)
Net change in unrealized appreciation of written options	(186)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts, written options and foreign currency transactions	(5,095,442)
Change in net assets resulting from operations	$(4,194,299)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$901,143	$1,916,080
Net realized loss	(2,456,508)	(1,127,934)
Net change in unrealized appreciation/depreciation	(2,638,934)	(1,793,166)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,194,299)	(1,005,020)
Distributions to Shareholders:
Class A Shares	(453,515)	(804,671)
Class C Shares	(7,281)	(29,205)
Institutional Shares	(204,053)	(307,234)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(664,849)	(1,141,110)
Share Transactions:
Proceeds from sale of shares	1,476,236	16,535,775
Net asset value of shares issued to shareholders in payment of distributions declared	513,156	907,021
Cost of shares redeemed	(13,233,149)	(9,114,430)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,243,757)	8,328,366
Change in net assets	(16,102,905)	6,182,236
Net Assets:
Beginning of period	39,522,735	33,340,499
End of period	$23,419,830	$39,522,735
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $195,633 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$27,797
Class C Shares	547
TOTAL	$28,344
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to manage duration, market and security risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate
Semi-Annual Shareholder Report

the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2022, is $1,700,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $721,429. This is based on amounts held as of each month end throughout the six month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase yield, income and return and to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $218,570 and $129,655, respectively. This is based on amounts held as of each month end throughout the six month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,925,395 and $638,777, respectively. This is based on amounts held as of each month end throughout the six month period.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2022, the Fund had no outstanding option contracts.
The average market value of purchased call options held by the Fund throughout the period was $75.
The average market value of written put and call options held by the Fund throughout the period was $152 and $51, respectively. This is based on amounts held as of each month end throughout the six month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$147,724	Unrealized depreciation on foreign exchange contracts	$345,230
Interest rate contracts		—	Payable for variation margin on future contracts	(2,966)*
Credit contracts	Swaps, at value	613	Swaps, at value	121,527
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$148,337		$463,791
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(10,364)	$(10,364)
Purchased Options[1]	(777)	—	—	(777)
Written Options	1,401	—	—	1,401
Foreign Exchange Contracts	(89,044)	—	—	(89,044)
Futures Contracts	—	(127,862)	—	(127,862)
TOTAL	$(88,420)	$(127,862)	$(10,364)	$(226,646)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(3,072)	$(3,072)
Purchased Options[2]	9	—	—	9
Foreign Exchange Contracts	(244,927)	—	—	(244,927)
Futures Contracts	—	(10,214)	—	(10,214)
Written Options	(186)	—	—	(186)
TOTAL	$(245,104)	$(10,214)	$(3,072)	$(258,390)
1
The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2
The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Semi-Annual Shareholder Report

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$613	$(613)	$—	$—
Foreign Exchange Contracts	147,724	(36,865)	—	110,859
TOTAL	$148,337	$(37,478)	$—	$110,859

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$121,527	$(613)	$—	$120,914
Foreign Exchange Contracts	345,230	(36,865)	—	308,365
TOTAL	$466,757	$(37,478)	$—	$429,279
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	138,216	$1,139,312	1,185,867	$10,494,441
Shares issued to shareholders in payment of distributions declared	37,989	302,488	64,700	572,516
Shares redeemed	(1,551,960)	(11,868,687)	(599,484)	(5,261,694)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,375,755)	$(10,426,887)	651,083	$5,805,263
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	701	$5,506	785	$6,879
Shares issued to shareholders in payment of distributions declared	878	6,976	3,172	28,020
Shares redeemed	(8,558)	(67,998)	(102,386)	(896,931)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(6,979)	$(55,516)	(98,429)	$(862,032)

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	41,207	$331,418	680,375	$6,034,455
Shares issued to shareholders in payment of distributions declared	25,571	203,692	34,682	306,485
Shares redeemed	(166,871)	(1,296,464)	(335,766)	(2,955,805)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(100,093)	$(761,354)	379,291	$3,385,135
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,482,827)	$(11,243,757)	931,945	$8,328,366
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $30,281,317. The net unrealized depreciation of investments for federal tax purposes was $7,187,400. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $260,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,447,451. The amounts presented are inclusive of derivative contracts.
As of November 30, 2021, the Fund had a capital loss carryforward of $10,190,662 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,120,929	$4,069,733	$10,190,662
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser waived $136,808 of its fee and voluntarily reimbursed $58,680 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $145.
Some or all of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the six months ended May 31, 2022, the Sub-Adviser earned a fee of $31,580.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.087% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Semi-Annual Shareholder Report

For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$1,640
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $19 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $1,648 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $433 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2022, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$15,067,753
Sales	$25,211,527
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$883.10	$5.54
Class C Shares	$1,000	$880.10	$9.05
Institutional Shares	$1,000	$884.30	$4.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Class C Shares	$1,000	$1,015.31	$9.70
Institutional Shares	$1,000	$1,020.29	$4.68
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The
Semi-Annual Shareholder Report

Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
Semi-Annual Shareholder Report

that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
Semi-Annual Shareholder Report

believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Semi-Annual Shareholder Report

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the
Semi-Annual Shareholder Report

provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Market Debt Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Emerging Market Debt Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | FGFAX	B | FGFBX	C | FGFCX
	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund
Fund Established 1998

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	23.5%
United Kingdom	16.2%
Germany	14.0%
Japan	12.0%
Switzerland	5.7%
United States	5.1%
Netherlands	3.7%
Hong Kong	2.9%
Italy	2.9%
Ireland	2.3%
Finland	2.1%
South Africa	1.4%
Spain	1.3%
Belgium	1.2%
Singapore	1.1%
Australia	1.0%
Denmark	0.7%
Norway	0.5%
Securities Lending Collateral[2]	4.6%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(4.3)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2022, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	13.8%
Health Care	13.5%
Consumer Staples	10.6%
Information Technology	9.3%
Energy	6.7%
Communication Services	5.5%
Materials	4.8%
Utilities	4.0%
Securities Lending Collateral[2]	4.6%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(4.3)%
TOTAL	100%
1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.6%
		Australia—1.0%
873,984		Orica Ltd.	$10,125,388
		Belgium—1.2%
210,300		Anheuser-Busch InBev NV	11,923,307
		Denmark—0.7%
23,400	[1]	Genmab A/S	7,105,271
		Finland—2.1%
1,331,000		Metso Outotec Ojy	12,422,637
825,100		Nordea Bank Abp	8,401,109
		TOTAL	20,823,746
		France—23.5%
638,400	[1]	Accor SA	21,024,337
132,200	[1]	Airbus Group SE	15,488,869
538,750		AXA SA	13,627,008
236,737	[2]	BNP Paribas SA	13,540,438
704,000		Edenred	34,755,700
7,775		Kering	4,266,476
5,500		LVMH Moet Hennessy Louis Vuitton SA	3,537,021
70,300		Pernod Ricard SA	13,800,166
238,200	[1]	Renault S.A.	6,558,130
128,176		Safran SA	13,288,014
115,800	[2]	Sanofi	12,366,047
23,900		Teleperformance	7,933,368
450,900		TotalEnergies SE	26,658,871
326,700		Veolia Environment SA	9,162,157
170,000		Vinci SA	16,402,281
528,600	[1]	Worldline SA	21,591,427
		TOTAL	234,000,310
		Germany—13.0%
60,275		Adidas AG	11,943,192
375,500		Bayer AG	26,836,831
467,700	[1]	Daimler Truck Holding AG	14,577,123
172,350		Deutsche Post AG	7,126,548
971,100		Deutsche Telekom AG, Class REG	19,936,517
29,753		Rheinmetall AG	6,018,125
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
259,700		RWE AG	$11,442,668
119,944		SAP SE	11,948,245
147,900		Siemens AG	19,440,355
		TOTAL	129,269,604
		Hong Kong—2.9%
1,263,600		AIA Group Ltd.	12,924,943
129,300		Hong Kong Exchanges & Clearing Ltd.	5,542,520
776,000		Prudential PLC	10,138,422
		TOTAL	28,605,885
		Ireland—2.3%
303,105		CRH PLC	12,542,494
43,991	[1]	ICON PLC	9,844,746
		TOTAL	22,387,240
		Italy—2.9%
2,982,000	[2]	Enel SpA	19,370,503
4,515,000	[2]	Intesa Sanpaolo SpA	9,860,800
		TOTAL	29,231,303
		Japan—12.0%
405,200		Asahi Group Holdings Ltd.	13,621,112
92,500		Daifuku Co.	5,802,500
3,162,300		Mitsubishi UFJ Financial Group, Inc.	17,896,082
83,600		Murata Manufacturing Co. Ltd.	5,386,581
75,200		Nidec Corp.	5,045,993
79,500		Oriental Land Co. Ltd.	11,839,960
28,300		Shin-Etsu Chemical Co. Ltd.	4,010,235
55,300		Sony Group Corp.	5,202,796
1,026,800		Subaru Corp.	17,700,384
350,800		Sumitomo Mitsui Financial Group, Inc.	10,732,922
402,100		Terumo Corp.	12,979,194
214,700		Yamaha Corp.	8,835,940
		TOTAL	119,053,699
		Netherlands—3.7%
15,165		ASML Holding N.V.	8,744,899
954,368		Shell PLC	28,330,690
		TOTAL	37,075,589
		Norway—0.5%
230,100		Schibsted A/S	4,875,354
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—1.1%
473,739		DBS Group Holdings Ltd.	$10,674,121
		South Africa—1.4%
277,813		Anglo American PLC	13,600,899
		Spain—1.3%
4,038,682		Banco Santander, S.A.	13,053,423
		Switzerland—5.7%
280,500		Adecco Group AG	10,958,672
247,835		Julius Baer Gruppe AG	12,799,154
33,562		Lonza Group AG	20,238,596
21,000		Tecan AG	6,829,051
336,500		UBS Group AG	6,336,742
		TOTAL	57,162,215
		United Kingdom—16.2%
286,117		AstraZeneca PLC	37,852,854
365,600		Aveva Group PLC	10,507,214
392,300		British American Tobacco PLC	17,313,200
352,500		Compass Group PLC	7,906,298
243,600		Diageo PLC	11,312,078
909,500		Imperial Brands PLC	20,542,142
2,125,000	[1]	Informa PLC	14,606,408
23,000		Linde PLC	7,440,522
1,960,000		Natwest Group plc	5,644,062
3,989,000	[1]	SSP Group PLC	13,670,948
9,048,000		Vodafone Group PLC	14,901,197
		TOTAL	161,696,923
		United States—5.1%
156,000		Baker Hughes a GE Co. LLC	5,612,880
138,700		Nestle S.A.	16,971,808
138,829		Schlumberger Ltd.	6,380,581
46,500		Schneider Electric SA	6,459,497
1,038,800		Stellantis N.V.	15,569,798
		TOTAL	50,994,564
		TOTAL COMMON STOCKS (IDENTIFIED COST $993,164,794)	961,658,841
		PREFERRED STOCK—1.0%
		Germany—1.0%
57,900		Volkswagen AG, Pfd., Annual Dividend €4.86 (IDENTIFIED COST $11,820,301)	9,620,346
Semi-Annual Shareholder Report
5

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—6.7%
24,141,292	Federated Hermes Government Obligations Fund, Premier Shares, 0.70%[3]	$24,141,292
42,956,688	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[3]	42,950,371
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $67,093,195)	67,091,663
	TOTAL INVESTMENT IN SECURITIES—104.3% (IDENTIFIED COST $1,072,078,290)[4]	1,038,370,850
	OTHER ASSETS AND LIABILITIES - NET—(4.3)%[5]	(43,242,825)
	TOTAL NET ASSETS—100%	$995,128,025
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Value as of 11/30/2021	$—	$—	$—
Purchases at Cost	$86,690,487	$382,237,455	$468,927,942
Proceeds from Sales	$(62,549,195)	$(339,276,850)	$(401,826,045)
Change in Unrealized Appreciation/Depreciation	N/A	$(1,531)	$(1,531)
Net Realized Gain/(Loss)	N/A	$(8,703)	$(8,703)
Value as of 5/31/2022	$24,141,292	$42,950,371	$67,091,663
Balance of Shares Held as of 5/31/2022	24,141,292	42,956,688	67,097,980
Dividend Income	$5,891	$53,875	$59,766
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$11,993,461	$39,001,103	$—	$50,994,564
International	9,844,746	900,819,531	—	910,664,277
Preferred Stock
International	—	9,620,346	—	9,620,346
Investment Companies	67,091,663	—	—	67,091,663
TOTAL SECURITIES	$88,929,870	$949,440,980	$—	$1,038,370,850
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.90	$39.11	$35.18	$31.80	$36.99	$28.93
Income From Investment Operations:
Net investment income[1]	0.29	0.26	0.17	0.62	0.68	0.49
Net realized and unrealized gain (loss)	(1.73)	1.57	4.60	3.57	(5.73)	8.19
TOTAL FROM INVESTMENT OPERATIONS	(1.44)	1.83	4.77	4.19	(5.05)	8.68
Less Distributions:
Distributions from net investment income	(0.20)	(0.04)	(0.84)	(0.81)	(0.14)	(0.62)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.65)	(0.04)	(0.84)	(0.81)	(0.14)	(0.62)
Net Asset Value, End of Period	$33.81	$40.90	$39.11	$35.18	$31.80	$36.99
Total Return[2]	(4.43)%	4.67%	13.79%	13.76%	(13.70)%	30.58%
Ratios to Average Net Assets:
Net expenses[3]	1.22%[4]	1.22%	1.22%[5]	1.23%[5]	1.22%[5]	1.22%[5]
Net investment income	1.65%[4]	0.60%	0.50%	1.92%	1.85%	1.49%
Expense waiver/reimbursement[6]	0.14%[4]	0.13%	0.16%	0.15%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$250,380	$274,479	$273,667	$288,566	$331,131	$451,829
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.23%, 1.22% and 1.22% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.77	$36.39	$32.75	$29.47	$34.41	$26.94
Income From Investment Operations:
Net investment income (loss)[1]	0.09	(0.09)	(0.11)	0.32	0.37	0.26
Net realized and unrealized gain (loss)	(1.54)	1.47	4.27	3.38	(5.31)	7.62
TOTAL FROM INVESTMENT OPERATIONS	(1.45)	1.38	4.16	3.70	(4.94)	7.88
Less Distributions:
Distributions from net investment income	—	—	(0.52)	(0.42)	—	(0.41)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.45)	—	(0.52)	(0.42)	—	(0.41)
Net Asset Value, End of Period	$30.87	$37.77	$36.39	$32.75	$29.47	$34.41
Total Return[2]	(4.83)%	3.79%	12.83%	12.85%	(14.36)%	29.62%
Ratios to Average Net Assets:
Net expenses[3]	2.08%[4]	2.05%	2.07%[5]	2.05%[5]	1.97%[5]	1.97%[5]
Net investment income (loss)	0.56%[4]	(0.22)%	(0.35)%	1.07%	1.09%	0.84%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.11%	0.12%	0.20%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,721	$5,644	$8,154	$11,100	$15,867	$23,588
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.07%, 2.05%, 1.97% and 1.97% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.65	$36.26	$32.65	$29.38	$34.30	$26.82
Income From Investment Operations:
Net investment income (loss)[1]	0.12	(0.08)	(0.09)	0.33	0.39	0.24
Net realized and unrealized gain (loss)	(1.55)	1.47	4.25	3.35	(5.31)	7.61
TOTAL FROM INVESTMENT OPERATIONS	(1.43)	1.39	4.16	3.68	(4.92)	7.85
Less Distributions:
Distributions from net investment income	—	—	(0.55)	(0.41)	—	(0.37)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.45)	—	(0.55)	(0.41)	—	(0.37)
Net Asset Value, End of Period	$30.77	$37.65	$36.26	$32.65	$29.38	$34.30
Total Return[2]	(4.78)%	3.83%	12.89%	12.85%	(14.34)%	29.63%
Ratios to Average Net Assets:
Net expenses[3]	2.02%[4]	2.01%	2.02%[5]	2.04%[5]	1.97%[5]	1.97%[5]
Net investment income (loss)	0.73%[4]	(0.20)%	(0.29)%	1.09%	1.15%	0.79%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.11%	0.12%	0.18%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,682	$38,052	$49,726	$63,314	$81,098	$121,775
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04%, 1.97% and 1.97% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.59	$38.86	$34.97	$31.57	$36.73	$28.75
Income From Investment Operations:
Net investment income[1]	0.25	0.18	0.11	0.58	0.57	0.48
Net realized and unrealized gain (loss)	(1.71)	1.55	4.56	3.54	(5.66)	8.09
TOTAL FROM INVESTMENT OPERATIONS	(1.46)	1.73	4.67	4.12	(5.09)	8.57
Less Distributions:
Distributions from net investment income	(0.12)	—	(0.78)	(0.72)	(0.07)	(0.59)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.57)	—	(0.78)	(0.72)	(0.07)	(0.59)
Net Asset Value, End of Period	$33.56	$40.59	$38.86	$34.97	$31.57	$36.73
Total Return[2]	(4.51)%	4.45%	13.58%	13.58%	(13.88)%	30.35%
Ratios to Average Net Assets:
Net expenses[3]	1.41%[4]	1.41%	1.41%[5]	1.38%[5]	1.41%[5]	1.40%[5]
Net investment income	1.44%[4]	0.42%	0.32%	1.80%	1.57%	1.45%
Expense waiver/reimbursement[6]	0.40%[4]	0.35%	0.36%	0.35%	0.44%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,364	$32,593	$36,935	$36,354	$39,010	$58,351
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.41%, 1.38%, 1.41% and 1.40% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.99	$39.19	$35.25	$31.89	$37.10	$29.03
Income From Investment Operations:
Net investment income[1]	0.32	0.37	0.25	0.68	0.76	0.63
Net realized and unrealized gain (loss)	(1.71)	1.56	4.62	3.59	(5.74)	8.16
TOTAL FROM INVESTMENT OPERATIONS	(1.39)	1.93	4.87	4.27	(4.98)	8.79
Less Distributions:
Distributions from net investment income	(0.30)	(0.13)	(0.93)	(0.91)	(0.23)	(0.72)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.75)	(0.13)	(0.93)	(0.91)	(0.23)	(0.72)
Net Asset Value, End of Period	$33.85	$40.99	$39.19	$35.25	$31.89	$37.10
Total Return[2]	(4.31)%	4.94%	14.09%	14.07%	(13.50)%	30.94%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.96%	0.96%[5]	0.97%[5]	0.96%[5]	0.96%[5]
Net investment income	1.82%[4]	0.86%	0.74%	2.11%	2.09%	1.87%
Expense waiver/reimbursement[6]	0.13%[4]	0.11%	0.13%	0.12%	0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$632,641	$812,167	$572,731	$631,603	$989,652	$1,136,864
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96%, 0.97%, 0.96% and 0.96% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.95	$39.15	$35.22	$31.88	$37.07	$29.00
Income From Investment Operations:
Net investment income[1]	0.35	0.39	0.26	0.70	0.84	0.63
Net realized and unrealized gain (loss)	(1.72)	1.56	4.62	3.58	(5.78)	8.17
TOTAL FROM INVESTMENT OPERATIONS	(1.37)	1.95	4.88	4.28	(4.94)	8.80
Less Distributions:
Distributions from net investment income	(0.32)	(0.15)	(0.95)	(0.94)	(0.25)	(0.73)
Distributions from net realized gain	(5.45)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(5.77)	(0.15)	(0.95)	(0.94)	(0.25)	(0.73)
Net Asset Value, End of Period	$33.81	$40.95	$39.15	$35.22	$31.88	$37.07
Total Return[2]	(4.26)%	4.99%	14.14%	14.12%	(13.43)%	31.03%
Ratios to Average Net Assets:
Net expenses[3]	0.91%[4]	0.91%	0.92%[5]	0.92%[5]	0.91%[5]	0.91%[5]
Net investment income	1.96%[4]	0.91%	0.78%	2.16%	2.29%	1.90%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.11%	0.10%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,341	$55,560	$54,156	$71,725	$101,062	$204,809
Portfolio turnover[7]	38%	74%	46%	51%	37%	10%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.92%, 0.92%, 0.91% and 0.91% for the years ended November 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Total investment in securities, at value including $43,259,978 of securities loaned and $67,091,663 of investment in affiliated holdings (identified cost $1,072,078,290)		$1,038,370,850
Receivable for investments sold		4,792,329
Income receivable		5,629,801
Income receivable from affiliated holdings*		11,384
Receivable for shares sold		525,250
TOTAL ASSETS		1,049,329,614
Liabilities:
Payable for collateral due to broker for securities lending	$46,041,292
Payable for investments purchased	3,026,372
Bank overdraft	3,786,865
Payable for shares redeemed	871,839
Payable for other service fees (Notes 2 and 5)	60,671
Payable for investment adviser fee (Note 5)	27,800
Payable for distribution services fee (Note 5)	26,206
Payable for administrative fee (Note 5)	2,278
Accrued expenses (Note 5)	358,266
TOTAL LIABILITIES		54,201,589
Net assets for 29,509,778 shares outstanding		$995,128,025
Net Assets Consists of:
Paid-in capital		$940,392,792
Total distributable earnings (loss)		54,735,233
TOTAL NET ASSETS		$995,128,025
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($250,379,677 ÷ 7,405,552 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$33.81
Offering price per share (100/94.50 of $33.81)	$35.78
Redemption proceeds per share	$33.81
Class B Shares:
Net asset value per share ($3,721,221 ÷ 120,539 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$30.87
Offering price per share	$30.87
Redemption proceeds per share (94.50/100 of $30.87)	$29.17
Class C Shares:
Net asset value per share ($28,681,964 ÷ 932,250 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$30.77
Offering price per share	$30.77
Redemption proceeds per share (99.00/100 of $30.77)	$30.46
Class R Shares:
Net asset value per share ($29,363,561 ÷ 874,874 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.56
Offering price per share	$33.56
Redemption proceeds per share	$33.56
Institutional Shares:
Net asset value per share ($632,640,676 ÷ 18,687,494 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.85
Offering price per share	$33.85
Redemption proceeds per share	$33.85
Class R6 Shares:
Net asset value per share ($50,340,926 ÷ 1,489,069 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.81
Offering price per share	$33.81
Redemption proceeds per share	$33.81
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $48,778 received from an affiliated holding* and net of foreign taxes withheld of $1,863,226)			$15,784,177
Net Income on securities loaned (includes $10,988 earned from affiliated holdings* related to cash collateral balances) (Note 2)			16,765
TOTAL INCOME			15,800,942
Expenses:
Investment adviser fee (Note 5)		$4,772,387
Administrative fee (Note 5)		439,861
Custodian fees		137,232
Transfer agent fees (Notes 2 and 5)		599,469
Directors’/Trustees’ fees (Note 5)		4,592
Auditing fees		16,056
Legal fees		8,339
Distribution services fee (Note 5)		222,200
Other service fees (Notes 2 and 5)		373,567
Portfolio accounting fees		107,356
Share registration costs		48,816
Printing and postage		29,065
Miscellaneous (Note 5)		27,914
TOTAL EXPENSES		6,786,854
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(561,025)
Waiver/reimbursement of other operating expenses (Note 2 and 5)	(198,657)
TOTAL WAIVERS AND REIMBURSEMENTS		(759,682)
Net expenses			6,027,172
Net investment income			$9,773,770
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(8,703) on sales of investments in an affiliated holding*) and foreign currency transactions	$79,829,476
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $(1,531) of investments in an affiliated holding*)	(137,508,325)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions	(57,678,849)
Change in net assets resulting from operations	$(47,905,079)
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,773,770	$8,324,454
Net realized gain	79,829,476	212,982,740
Net change in unrealized appreciation/depreciation	(137,508,325)	(190,920,316)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(47,905,079)	30,386,878
Distributions to Shareholders:
Class A Shares	(38,080,963)	(250,682)
Class B Shares	(799,510)	—
Class C Shares	(5,410,762)	—
Class R Shares	(4,482,085)	—
Institutional Shares	(112,740,343)	(2,012,356)
Class R6 Shares	(7,924,402)	(205,886)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(169,438,065)	(2,468,924)
Share Transactions:
Proceeds from sale of shares	95,327,200	444,174,693
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Diversified International Fund	—	242,165,006
Net asset value of shares issued to shareholders in payment of distributions declared	144,469,024	2,079,229
Cost of shares redeemed	(245,821,169)	(493,211,201)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,024,945)	195,207,727
Change in net assets	(223,368,089)	223,125,681
Net Assets:
Beginning of period	1,218,496,114	995,370,433
End of period	$995,128,025	$1,218,496,114
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2022 (unaudited)
1. Organization
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Diversified International Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Acquired Fund	Acquired Fund’s Share Class Exchanged	Fund Shares Received
Hancock Horizon Diversified International Fund	Investor Class Share	0.605 Class A Shares
	Institutional Class Share	0.602 Institutional Shares
Semi-Annual Shareholder Report
19

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,481,498	$242,165,006	$83,566,356	$1,124,501,633	$1,366,666,639
+
Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2021, are as follows:
Net investment income	$10,440,857
Net realized and unrealized gain on investments	$71,225,457
Net increase in assets resulting from operations	$81,666,314
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other
Semi-Annual Shareholder Report
20

available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
21

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
22

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $759,682 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended May 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$166,775	$(56,918)
Class B Shares	4,335	(109)
Class C Shares	21,875	—
Class R Shares	49,249	(7,144)
Institutional Shares	351,902	(95,473)
Class R6 Shares	5,333	—
TOTAL	$599,469	$(159,644)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Shareholder Report
23

For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$325,956
Class B Shares	5,737
Class C Shares	41,874
TOTAL	$373,567
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Semi-Annual Shareholder Report
24

At May 31, 2022, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$43,259,978	$46,041,292
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from
Semi-Annual Shareholder Report
25

unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2022, the Fund has no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
26

3. capital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	601,506	$21,533,830	972,001	$41,832,045
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Diversified International Fund	—	—	95,669	4,219,024
Shares issued to shareholders in payment of distributions declared	947,073	34,429,050	5,572	227,060
Shares redeemed	(854,596)	(30,088,193)	(1,359,251)	(57,898,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	693,983	$25,874,687	(286,009)	$(11,620,576)

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,520	$116,584	215	$8,170
Shares issued to shareholders in payment of distributions declared	19,581	648,527	—	—
Shares redeemed	(51,991)	(1,701,999)	(74,873)	(3,005,017)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(28,890)	$(936,888)	(74,658)	$(2,996,847)

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	21,448	$706,364	69,482	$2,770,760
Shares issued to shareholders in payment of distributions declared	159,458	5,260,523	—	—
Shares redeemed	(259,378)	(8,305,968)	(430,320)	(17,074,493)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(78,472)	$(2,339,081)	(360,838)	$(14,303,733)

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	54,815	$1,935,601	104,459	$4,431,820
Shares issued to shareholders in payment of distributions declared	123,669	4,456,031	—	—
Shares redeemed	(106,499)	(3,741,417)	(252,074)	(10,706,506)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	71,985	$2,650,215	(147,615)	$(6,274,686)
Semi-Annual Shareholder Report
27

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,816,914	$65,316,872	8,777,435	$383,616,175
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Diversified International Fund	—	—	5,385,829	237,945,982
Shares issued to shareholders in payment of distributions declared	2,553,827	93,121,526	41,381	1,685,851
Shares redeemed	(5,496,828)	(194,716,871)	(9,005,312)	(391,837,366)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,126,087)	$(36,278,473)	5,199,333	$231,410,642

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	159,150	$5,717,949	266,552	$11,515,723
Shares issued to shareholders in payment of distributions declared	179,917	6,553,367	4,088	166,318
Shares redeemed	(206,769)	(7,266,721)	(297,188)	(12,689,114)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	132,298	$5,004,595	(26,548)	$(1,007,073)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(335,183)	$(6,024,945)	4,303,665	$195,207,727
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $1,072,078,290. The net unrealized depreciation of investments for federal tax purposes was $33,707,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,139,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,846,997.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee, and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser waived $545,762 of its fee and reimbursed $159,644 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $15,263.
Semi-Annual Shareholder Report
28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report
29

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$17,212	$—
Class C Shares	126,962	—
Class R Shares	78,026	(39,013)
TOTAL	$222,200	$(39,013)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $3,190 in sales charges from the sale of Class A Shares. FSC also retained $786 and $1,069 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $17,577 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 2.08%, 2.07%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report
30

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$413,918,542
Sales	$588,118,555
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
Semi-Annual Shareholder Report
31

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$955.70	$5.95
Class B Shares	$1,000.00	$951.70	$10.12
Class C Shares	$1,000.00	$952.20	$9.83
Class R Shares	$1,000.00	$954.90	$6.87
Institutional Shares	$1,000.00	$956.90	$4.68
Class R6 Shares	$1,000.00	$957.40	$4.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.85	$6.14
Class B Shares	$1,000.00	$1,014.56	$10.45
Class C Shares	$1,000.00	$1,014.86	$10.15
Class R Shares	$1,000.00	$1,017.90	$7.09
Institutional Shares	$1,000.00	$1,020.14	$4.84
Class R6 Shares	$1,000.00	$1,020.39	$4.58
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	2.08%
Class C Shares	2.02%
Class R Shares	1.41%
Institutional Shares	0.96%
Class R6 Shares	0.91%
Semi-Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Semi-Annual Shareholder Report
35

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report
36

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
37

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report
38

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report
39

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the period ended December 31, 2021, the Fund’s performance for the three-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Semi-Annual Shareholder Report
40

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
41

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report
42

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
43

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
44

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Leaders Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
45

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
47

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
48

Federated Hermes International Leaders Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated Hermes World Investment Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	16.0%
United Kingdom	12.4%
Canada	11.0%
France	6.7%
Australia	3.9%
Spain	3.4%
Switzerland	3.4%
Germany	3.3%
Sweden	3.1%
Brazil	2.5%
Netherlands	2.5%
Norway	2.2%
Denmark	2.1%
Ireland	2.0%
Italy	1.8%
Mexico	1.8%
Finland	1.7%
Poland	1.6%
Israel	1.5%
Hong Kong	1.1%
South Korea	1.1%
Austria	1.1%
Luxembourg	1.0%
South Africa	1.0%
Thailand	0.7%
Cayman Islands	0.6%
United States	0.6%
New Zealand	0.5%
United Arab Emirates	0.5%
Saudi Arabia	0.3%
Singapore	0.0%[2]
Securities Lending Collateral[3]	2.5%
Cash Equivalents[4]	8.0%
Other Assets and Liabilities—Net[5]	(1.9)%
TOTAL	100%
Semi-Annual Shareholder Report
1

At May 31, 2022, the Fund’s sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Industrials	19.9%
Financials	13.2%
Information Technology	12.3%
Consumer Discretionary	9.9%
Energy	7.9%
Materials	7.7%
Health Care	7.2%
Real Estate	4.5%
Consumer Staples	3.7%
Communication Services	3.4%
Utilities	1.7%
Securities Lending Collateral[3]	2.5%
Cash Equivalents[4]	8.0%
Other Assets and Liabilities—Net[5]	(1.9)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Represents less than 0.1%.
3
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.4%
		Australia—3.9%
140,000		DEXUS	$1,051,571
175,000		Orica Ltd.	2,027,432
350,000		Santos Ltd.	2,051,649
275,000		Steadfast Group Ltd.	995,617
		TOTAL	6,126,269
		Austria—1.1%
17,800		BAWAG Group AG	908,196
23,500		Erste Group Bank AG	733,459
		TOTAL	1,641,655
		Brazil—2.5%
1,000	[1]	Mercadolibre, Inc.	785,880
25,000	[1]	PagSeguro Digital Ltd.	384,000
335,000		Totvs SA	1,999,758
65,000	[2]	Vinci Partners Investments Ltd.	698,750
		TOTAL	3,868,388
		Canada—11.0%
45,000		Allied Properties REIT	1,379,689
75,000	[1]	CAE, Inc.	1,873,147
25,000		Dollarama, Inc.	1,449,974
80,000	[1]	Fusion Pharmaceuticals, Inc.	287,200
10,500	[1]	Kinaxis, Inc.	1,166,095
25,000	[1]	Lightspeed Commerce, Inc.	650,077
250,000		Pason Systems, Inc.	3,164,407
40,000		The North West Company Fund	1,147,962
10,000		TMX Group, Inc.	1,088,113
60,000		Tourmaline Oil Corp.	3,703,839
150,000		Whitecap Resources, Inc.	1,334,150
		TOTAL	17,244,653
		Cayman Islands—0.6%
60,000		Patria Investments Ltd.	987,000
		Denmark—2.1%
11,000		Chr.Hansen Holding	824,137
4,500	[1]	Genmab A/S	1,366,398
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Denmark—continued
20,500		Topdanmark A/S	$1,101,653
		TOTAL	3,292,188
		Finland—1.7%
165,000		Metso Outotec Ojy	1,539,996
25,000		Neste Oyj	1,149,030
		TOTAL	2,689,026
		France—6.7%
35,000		Alstom SA	957,174
7,000	[2]	Capgemini SE	1,359,604
37,000		Edenred	1,826,649
41,000	[1]	JC Decaux SA	811,075
12,000		Nexans SA	1,206,605
48,000		Rubis SCA	1,455,495
30,000		STMicroelectronics NV	1,200,463
5,300		Teleperformance	1,759,282
		TOTAL	10,576,347
		Germany—3.3%
14,000		HeidelbergCement AG	813,013
80,000	[1]	Nordex AG	944,639
12,500		Rheinmetall AG	2,528,369
8,400		Symrise AG	926,515
		TOTAL	5,212,536
		Hong Kong—1.1%
131,500		Techtronic Industries Co.	1,705,661
		Ireland—2.0%
7,000	[1]	ICON PLC	1,566,530
39,500		Smurfit Kappa Group PLC	1,598,585
		TOTAL	3,165,115
		Israel—1.5%
5,500	[1]	NICE Ltd., ADR	1,092,960
105,000	[1]	Tremor International Ltd., ADR	1,268,400
		TOTAL	2,361,360
		Italy—1.8%
325,000		Banco BPM SpA	1,134,606
93,000		Davide Campari-Milano NV	993,548
74,000	[1]	Nexi SpA	753,882
		TOTAL	2,882,036
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—16.0%
30,000		Asahi Group Holdings Ltd.	$1,008,473
33,000		Azbil Corp.	973,647
17,400		Daifuku Co.	1,091,497
4,600		Disco Corp.	1,247,340
21,000		Horiba Ltd.	1,089,004
1,720		Japan Hotel REIT Investment Corp.	889,891
42,200		Kanamoto Co. Ltd.	619,764
12,600		Kusuri No Aoki Holdings Co. Ltd.	535,295
36,000		Nabtesco Corp.	854,644
12,500		Nidec Corp.	838,762
60,000		Nihon M&A Center Holdings, Inc.	693,098
450	[2]	Nippon Prologis REIT, Inc.	1,198,029
80,000		Nippon Sanso Holdings Corp.	1,500,138
19,000		Nippon Shinyaku Co. Ltd.	1,172,676
80,000		Nippon Zeon Co.	846,792
8,000		Nitori Holdings Co. Ltd.	807,375
50,000		Pan Pacific International Holdings Corp.	768,182
38,000	[1]	Park 24 Co. Ltd.	596,970
9,000		Rohm Co. Ltd.	738,635
25,000		Roland Corp.	910,241
30,000		Shoei Co. Ltd.	1,121,235
70,000		Simplex Holdings, Inc.	1,032,512
20,000		Sompo Japan Nipponkoa Holdings, Inc.	906,567
30,000		Technopro Holdings, Inc.	687,993
34,800		THK Co. Ltd.	709,696
75,000		Topcon Corp.	1,062,649
28,000		Yamaha Corp.	1,152,335
		TOTAL	25,053,440
		Luxembourg—1.0%
16,000		Eurofins Scientific SE	1,492,885
		Mexico—1.8%
350,000		Becle SA de CV	805,264
130,000		Grupo Aeroportuario del Pacifico SA, Class B	1,953,914
		TOTAL	2,759,178
		Netherlands—2.5%
2,300	[1]	Argenx SE, ADR	711,390
12,000		Euronext NV	1,039,317
5,600		IMCD Group NV	840,987
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
24,500		NN Group NV	$1,219,754
20,000	[1]	Sono Group NV	63,800
		TOTAL	3,875,248
		New Zealand—0.5%
12,500	[1]	Xero Ltd.	796,633
		Norway—2.2%
130,000		Norsk Hydro ASA	1,039,773
29,000		Schibsted A/S	614,451
93,000		Subsea 7 SA	970,855
40,000		Tomra Systems ASA	815,065
		TOTAL	3,440,144
		Poland—1.6%
19,000	[1]	Dino Polska SA	1,331,969
152,000		Powszechny Zaklad Ubezpieczen SA	1,152,920
		TOTAL	2,484,889
		Saudi Arabia—0.3%
13,000	[1]	Delivery Hero SE	498,987
		Singapore—0.0%
38,400	[1,3]	Best World International Ltd.	28,589
		South Africa—1.0%
33,000		Anglo American PLC	1,615,582
		South Korea—1.1%
45,000		Hana Financial Holdings	1,796,710
		Spain—3.4%
17,000		Cellnex Telecom SA	767,640
65,000		Cia de Distribucion Integral Logista Holdings SA	1,256,906
33,000		Corporacion Acciona Energias Renovables SA	1,289,643
42,000		Fluidra SA	1,112,231
830,000		Unicaja Banco SA	829,191
		TOTAL	5,255,611
		Sweden—3.1%
137,000	[1]	Cint Group AB	1,124,173
12,000		Evolution AB	1,259,097
56,000		Nordnet AB publ	911,462
31,000	[2]	Thule Group AB/The	1,038,297
100,000	[1,2]	Vimian Group AB	600,136
		TOTAL	4,933,165
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—3.4%
27,200		Adecco Group AG	$1,062,659
21,500		Julius Baer Gruppe AG	1,110,343
3,150		Lonza Group AG	1,899,517
3,800		Tecan AG	1,235,733
		TOTAL	5,308,252
		Thailand—0.7%
600,000		Central Pattana PCL, GDR	1,125,759
		United Arab Emirates—0.5%
280,000	[1]	Network International Holdings Ltd.	766,046
		United Kingdom—12.4%
70,000		Allfunds UK Ltd.	640,294
28,300		Ashtead Group PLC	1,482,992
120,000		B&M European Value Retail SA	589,602
170,000		Bridgepoint Group Ltd.	690,926
11,000		Croda International PLC	958,682
22,000		Dechra Pharmaceutical PLC	1,008,631
235,000		Domino’s Pizza Group PLC	996,359
325,000		Dr. Martens PLC	887,023
41,000	[1]	Entain PLC	756,451
90,000		Howden Joinery Group PLC	774,366
100,000		IMI PLC	1,780,786
23,800		InterContinental Hotels Group PLC, ADR	1,502,018
52,000		Intermediate Capital Group PLC	1,034,209
150,000		Manchester United PLC- CL A	1,914,000
700,000		Melrose Industries PLC	1,197,242
255,000	[1]	SSP Group PLC	873,926
60,500		St. James’s Place Capital PLC	988,370
95,000		Unite Group PLC	1,387,943
		TOTAL	19,463,820
		United States—0.6%
8,000		Ferguson PLC	961,799
		TOTAL COMMON STOCKS (IDENTIFIED COST $125,776,223)	143,408,971
		INVESTMENT COMPANIES—10.5%
3,945,727		Federated Hermes Government Obligations Fund, Premier Shares, 0.70%[4]	3,945,727
Semi-Annual Shareholder Report
7

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
12,493,043	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[4]	$12,489,295
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,434,928)	16,435,022
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $142,211,151)[5]	159,843,993
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[6]	(3,055,820)
	TOTAL NET ASSETS—100%	$156,788,173
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended May 31, 2022, were as follows:
Fusion Pharmaceuticals, Inc.
Health Care
Value as of 11/30/2021	$232,000
Purchases at Cost	244,068
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	(188,868)
Net Realized Gain/(Loss)	—
Value as of 5/31/2022	$287,200
Shares Held as of 5/31/2022	80,000
Dividend Income	$—
Semi-Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended May 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2021	$2,201,095	$9,656,834	$11,857,929
Purchases at Cost	20,896,221	31,418,350	52,314,571
Proceeds from Sales	(19,151,589)	(28,584,131)	(47,735,720)
Change in Unrealized Appreciation/Depreciation	N/A	1,059	1,059
Net Realized Gain/(Loss)	N/A	(2,817)	(2,817)
Value as of 5/31/2022	$3,945,727	$12,489,295	$16,435,022
Shares Held as of 5/31/2022	3,945,727	12,493,043	16,438,770
Dividend Income	$1,446	$9,452	$10,898
Gains Distributions Received	$—	$1,253	$1,253
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
4
7-day net yield.
5
Also represents cost of investments for federal tax purposes.
6
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
9

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$30,192,679	$113,187,703	$28,589	$143,408,971
Investment Companies	16,435,022	—	—	16,435,022
TOTAL SECURITIES	$46,627,701	$113,187,703	$28,589	$159,843,993
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.95	$42.85	$35.42	$35.18	$41.98	$31.51
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.08	(0.11)	0.02	(0.10)	0.02
Net realized and unrealized gain (loss)	(6.86)	4.56	9.26	4.57	(4.10)	10.74
TOTAL FROM INVESTMENT OPERATIONS	(6.70)	4.64	9.15	4.59	(4.20)	10.76
Less Distributions:
Distributions from net investment income	(0.17)	—	(0.07)	(0.33)	—	—
Distributions from net realized gain	(3.18)	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)
TOTAL DISTRIBUTIONS	(3.35)	(2.54)	(1.72)	(4.36)	(2.61)	(0.29)
Redemption Fees	—	—	—	0.01	0.01	0.00[2]
Net Asset Value, End of Period	$34.90	$44.95	$42.85	$35.42	$35.18	$41.98
Total Return[3]	(16.30)%	10.99%	26.89%	16.46%	(10.71)%	34.46%
Ratios to Average Net Assets:
Net expenses[4]	1.24%[5]	1.23%	1.39%	1.86%	1.86%	1.85%
Net investment income (loss)	0.85%[5]	0.17%	(0.31)%	0.07%	(0.25)%	0.05%
Expense waiver/reimbursement[6]	0.36%[5]	0.31%	0.39%	0.21%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,260	$96,899	$92,985	$82,007	$84,786	$102,872
Portfolio turnover[7]	16%	34%	31%	30%	28%	42%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.62	$31.06	$26.25	$27.13	$33.22	$25.19
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.19)	(0.28)	(0.17)	(0.21)	(0.21)
Net realized and unrealized gain (loss)	(4.66)	3.29	6.74	3.30	(3.28)	8.53
TOTAL FROM INVESTMENT OPERATIONS	(4.64)	3.10	6.46	3.13	(3.49)	8.32
Less Distributions:
Distributions from net investment income	—	—	—	—	—	—
Distributions from net realized gain	(3.18)	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)
TOTAL DISTRIBUTIONS	(3.18)	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)
Redemption Fees	—	—	—	0.02	0.01	0.00[2]
Net Asset Value, End of Period	$23.80	$31.62	$31.06	$26.25	$27.13	$33.22
Total Return[3]	(16.57)%	10.15%	25.91%	15.55%	(11.44)%	33.41%
Ratios to Average Net Assets:
Net expenses[4]	1.99%[5]	1.98%	2.17%	2.66%	2.66%	2.65%
Net investment income (loss)	0.16%[5]	(0.59)%	(1.08)%	(0.72)%	(0.68)%	(0.73)%
Expense waiver/reimbursement[6]	0.36%[5]	0.31%	0.37%	0.16%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,633	$4,120	$4,693	$4,589	$5,351	$15,937
Portfolio turnover[7]	16%	34%	31%	30%	28%	42%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.36	$44.02	$36.34	$35.99	$42.81	$32.06
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.21	(0.03)	0.09	(0.00)[2]	0.07
Net realized and unrealized gain (loss)	(7.07)	4.67	9.50	4.69	(4.22)	10.97
TOTAL FROM INVESTMENT OPERATIONS	(6.86)	4.88	9.47	4.78	(4.22)	11.04
Less Distributions:
Distributions from net investment income	(0.29)	—	(0.14)	(0.41)	—	—
Distributions from net realized gain	(3.18)	(2.54)	(1.65)	(4.03)	(2.61)	(0.29)
TOTAL DISTRIBUTIONS	(3.47)	(2.54)	(1.79)	(4.44)	(2.61)	(0.29)
Redemption Fees	—	—	—	0.01	0.01	0.00[2]
Net Asset Value, End of Period	$36.03	$46.36	$44.02	$36.34	$35.99	$42.81
Total Return[3]	(16.19)%	11.26%	27.15%	16.71%	(10.54)%	34.75%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.98%	1.13%	1.66%	1.66%	1.65%
Net investment income (loss)	1.03%[5]	0.43%	(0.07)%	0.27%	(0.01)%	0.18%
Expense waiver/reimbursement[6]	0.35%[5]	0.31%	0.37%	0.16%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,895	$106,288	$53,072	$26,017	$32,480	$46,428
Portfolio turnover[7]	16%	34%	31%	30%	28%	42%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on the net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $3,729,182 of securities loaned and $16,722,222 of investment in affiliated holdings and an affiliated company* (identified cost $142,211,151)		$159,843,993
Receivable for investments sold		595,219
Income receivable		462,732
Receivable for shares sold		180,972
TOTAL ASSETS		161,082,916
Liabilities:
Payable for collateral due to broker for securities lending	$3,945,727
Payable for shares redeemed	167,336
Payable for capital gains taxes withheld	13,116
Payable to bank	3,401
Payable for investments purchased	3,059
Payable for other service fees (Notes 2 and 5)	15,007
Payable for distribution services fee (Note 5)	2,232
Payable for investment adviser fee (Note 5)	2,043
Payable for administrative fee (Note 5)	490
Accrued expenses (Note 5)	142,332
TOTAL LIABILITIES		4,294,743
Net assets for 4,473,254 shares outstanding		$156,788,173
Net Assets Consists of:
Paid-in capital		$137,862,848
Total distributable earnings (loss)		18,925,325
TOTAL NET ASSETS		$156,788,173
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($78,260,378 ÷ 2,242,146 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$34.90
Offering price per share (100/94.50 of $34.90)	$36.93
Redemption proceeds per share	$34.90
Class C Shares:
Net asset value per share ($3,632,576 ÷ 152,652 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$23.80
Offering price per share	$23.80
Redemption proceeds per share (99.00/100 of $23.80)	$23.56
Institutional Shares:
Net asset value per share ($74,895,219 ÷ 2,078,456 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$36.03
Offering price per share	$36.03
Redemption proceeds per share	$36.03
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $9,452 received from an affiliated holding* and net of foreign taxes withheld of $214,722)			$1,821,474
Net income on securities loaned (includes $1,446 earned from an affiliated holding* related to cash collateral balances)			16,086
TOTAL INCOME			1,837,560
Expenses:
Investment adviser fee (Note 5)		$804,236
Administrative fee (Note 5)		71,067
Custodian fees		45,288
Transfer agent fees		126,620
Directors’/Trustees’ fees (Note 5)		1,734
Auditing fees		16,056
Legal fees		4,451
Distribution services fee (Note 5)		14,608
Other service fees (Notes 2 and 5)		113,110
Portfolio accounting fees		72,549
Share registration costs		25,735
Printing and postage		14,779
Miscellaneous (Note 5)		15,970
TOTAL EXPENSES		1,326,203
Waiver/reimbursement of investment adviser fee (Note 5)	$(317,893)
Net expenses			1,008,310
Net investment income			$829,250
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(2,817) on sales of investments in an affiliated holding*) and foreign currency transactions	$838,437
Realized gain distribution received from affiliated investment company shares*	1,253
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $(187,809) of investments in an affiliated holding and an affiliated company*)	(33,436,109)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(32,596,419)
Change in net assets resulting from operations	$(31,767,169)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$829,250	$489,976
Net realized gain	839,690	14,794,939
Net change in unrealized appreciation/depreciation	(33,436,109)	(1,383,749)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(31,767,169)	13,901,166
Distributions to Shareholders:
Class A Shares	(7,200,002)	(5,465,109)
Class C Shares	(416,251)	(373,722)
Institutional Shares	(7,840,362)	(3,241,344)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,456,615)	(9,080,175)
Share Transactions:
Proceeds from sale of shares	16,840,064	69,713,886
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon International Small Cap Fund	—	26,877,887
Net asset value of shares issued to shareholders in payment of distributions declared	14,783,210	8,553,776
Cost of shares redeemed	(34,918,321)	(53,408,685)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,295,047)	51,736,864
Change in net assets	(50,518,831)	56,557,855
Net Assets:
Beginning of period	207,307,004	150,749,149
End of period	$156,788,173	$207,307,004
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon International Small Cap Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Acquired Fund	Acquired Fund’s Share Class Exchanged	Fund Shares Received
Hancock Horizon International Small Cap Fund	Investor Class Share	0.387 Class A Shares
	Institutional Class Share	0.373 Institutional Shares
Semi-Annual Shareholder Report
19

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
524,891	$26,877,887	$4,923,676	$198,273,616	$225,151,503
+
Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2021, are as follows:
Net investment income	$952,636
Net realized and unrealized gain on investments	$18,963,280
Net increase in assets resulting from operations	$19,915,916
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of
Semi-Annual Shareholder Report
20

restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
21

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
22

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total Fund expense waiver and reimbursement of $317,893 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$108,241
Class C Shares	4,869
TOTAL	$113,110
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report
23

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report
24

The securities lending transactions are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$3,729,182	$3,945,727
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
25

3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2022		Year ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	83,720	$3,412,908	106,284	$4,891,790
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon International Small Cap Fund	—	—	1,200	59,595
Shares issued to shareholders in payment of distributions declared	153,110	6,566,870	113,561	4,962,597
Shares redeemed	(150,584)	(5,848,892)	(235,135)	(10,832,787)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	86,246	$4,130,886	(14,090)	$(918,805)

	Six Months Ended 5/31/2022		Year ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,485	$634,097	24,041	$777,305
Shares issued to shareholders in payment of distributions declared	14,067	412,577	11,915	368,880
Shares redeemed	(15,176)	(396,359)	(56,759)	(1,875,157)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	22,376	$650,315	(20,803)	$(728,972)

	Six Months Ended 5/31/2022		Year ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	330,081	$12,793,059	1,311,292	$64,044,791
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon International Small Cap Fund	—	—	523,691	26,818,292
Shares issued to shareholders in payment of distributions declared	176,436	7,803,763	71,654	3,222,299
Shares redeemed	(720,701)	(28,673,070)	(819,635)	(40,700,741)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(214,184)	$(8,076,248)	1,087,002	$53,384,641
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(105,562)	$(3,295,047)	1,052,109	$51,736,864
Semi-Annual Shareholder Report
26

4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $142,211,151. The net unrealized appreciation of investments for federal tax purposes was $17,632,842. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,193,406 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,560,564.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $315,799 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $2,094.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report
27

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class C Shares	$14,608
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $1,539 of fees paid by the Fund. For the six months ended May 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $699 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $6,219 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the
Semi-Annual Shareholder Report
28

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$28,341,701
Sales	$48,089,457
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
29

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
31

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 05/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$837.00	$5.68
Class C Shares	$1,000	$834.30	$9.10
Institutional Shares	$1,000	$838.10	$4.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$6.24
Class C Shares	$1,000	$1,015.01	$10.00
Institutional Shares	$1,000	$1,020.00	$4.99
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class C Shares	1.99%
Institutional Shares	0.99%
Semi-Annual Shareholder Report
32

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Semi-Annual Shareholder Report
33

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report
34

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
35

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report
36

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report
37

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Semi-Annual Shareholder Report
38

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2019, the Board approved a reduction of 35 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
39

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report
40

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
41

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
42

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Small-Mid Company Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
43

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
46

Federated Hermes International Small-Mid Company Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022